CREDIT SUISSE ASSET MANAGEMENT
INCOME FUND, INC.
A Maryland Corporation
BY-LAWS



CREDIT SUISSE ASSET MANAGEMENT
INCOME FUND, INC.
Amended and Restated By-Laws
ARTICLE I
Stockholders
            SECTION 1.	Place of Meeting.
All meetings of the Stockholders shall be held at the
principal office of the Corporation in the State of
Maryland or at such other place within the United
States as may from time to time be designated by
the Board of Directors and stated in the notice of
such meeting.
            SECTION 2.	Annual Meetings.
The annual meeting of the Stockholders of the
Corporation shall be held on such date and at such
time of each year as may be designated by the
Board of Directors and stated in the notice of such
meeting, for the purpose of electing Directors for
the ensuing year and for the transaction of such
other business as may properly be brought before
the meeting.
            SECTION 3.	Special Meetings.
Special meetings of the Stockholders for any
purpose or purposes may be called by the Chairman
of the Board, the President or a majority of the
Board of Directors, and shall be called by the
Secretary upon receipt of the request in writing
signed by Stockholders holding at least a majority
of the common stock issued and outstanding and
entitled to vote thereat. Such request shall state the
purpose or purposes of the proposed meeting and
shall include all of the information specified in
Section 5(c) of this Article I. The Secretary shall
inform such Stockholders of the reasonably
estimated costs of preparing and mailing such
notice of meeting and upon payment to the
Corporation of such costs, the Secretary shall give
notice stating the purpose or purposes of the
meeting as required in this Section 3 to all
Stockholders entitled to notice of such meeting. At
any special meeting of the Stockholders, only such
business shall be conducted as shall be properly
brought before the meeting and shall have been
indicated in the call for the meeting as provided in
this Section 3 and the Corporation's notice of
meeting given in accordance with the provisions of
Section 4 of this Article I of these Bylaws. The
chairman of the special meeting shall, if the facts
warrant, determine and declare to the meeting that
business was not properly brought before the
meeting or is not a proper subject for the meeting;
any such business shall not be considered or
transacted.
            Notwithstanding the foregoing
provisions of this Section 3, unless otherwise
required by law, if a Stockholder (or a qualified
representative of a Stockholder) does not appear at
the special meeting of Stockholders of the
Corporation to present proposed business, such
proposed business shall not be transacted,
notwithstanding that proxies in respect of such vote
may have been received by the Corporation.  For
purposes of this Section 3, to be considered a
qualified representative of a Stockholder, a Person
must be a duly authorized officer, manager or
partner of such Stockholder or must be authorized
by a writing executed by such Stockholder
delivered by such Stockholder to act for such
Stockholder as proxy at the meeting of Stockholders
and such Person must produce such writing at the
meeting of Stockholders.
            SECTION 4.	Notice of Meetings
of Stockholders. Not less than ten days' and not
more than ninety days' written or printed notice of
every meeting of Stockholders, stating the time and
place thereof (and the general nature of the business
proposed to be transacted at any special or
extraordinary meeting), shall be given to each
stockholder entitled to vote thereat by leaving the
same with such stockholder or at such stockholder's
residence or usual place of business or by mailing it,
postage prepaid, and addressed to such stockholder
at such Stockholders' address as it appears upon the
books of the Corporation, or by electronic delivery
to the extent permissible under applicable law. If
mailed, notice shall be deemed to be given when
deposited in the United States mail addressed to the
stockholder as aforesaid.
            No notice of the time, place or
purpose of any meeting of Stockholders need be
given to any stockholder who attends in person or
by proxy or to any stockholder who, in writing
executed and filed with the records of the meeting,
either before or after the holding thereof, waives
such notice.
            SECTION 5.	Notice of
Stockholder Business at Annual Meetings. (a) At
any annual meeting of the Stockholders, only such
business shall be conducted as shall have been
properly brought before the meeting. To be properly
brought before an annual meeting, the business
must (i) be specified in the notice of meeting (or
any supplement thereto) given by or at the direction
of the Board of Directors, (ii) otherwise be properly
brought before the meeting by or at the direction of
the Board of Directors, or (iii) otherwise (x) be
properly brought before the meeting by a
Stockholder who is entitled to vote at the meeting,
who complies with the notice procedures set forth in
this Section 5 and who is a Stockholder of record (i)
at the time such notice is delivered to the Secretary
of the Corporation, (ii) on the record date for the
determination of Stockholders entitled to notice of
and to vote at such meeting, and (iii) on the date of
such meeting including any adjournment thereof,
and (y) constitute a proper subject to be brought
before the meeting.
            (b)	For business to be properly
brought before an annual meeting by a Stockholder,
the Stockholder must have given timely notice
thereof in writing to the Secretary of the
Corporation. To be timely, such notice must be
delivered to or mailed and received at the principal
executive offices of the Corporation not later than
120 days, nor earlier than 150 days, before the first
anniversary of the date on which the Corporation
first mailed its proxy materials for the annual
meeting held in the prior year; provided, however,
that in the event that the date of the annual meeting
is advanced or delayed by more than 30 days from
the first anniversary of the preceding year's annual
meeting, notice by such Stockholder to be timely
must be so received not earlier than 150 days prior
to such annual meeting and not later than the close
of business on the 10th day following the day on
which notice or public announcement of the date of
such meeting was given or made. In no event shall
the public announcement of an adjournment of an
annual meeting commence a new time period for
the giving of a Stockholder's notice as described
above.
            (c)	Any such notice by a
Stockholder shall set forth:
                  (i)	as to any business that
the Stockholder proposes to bring before the
meeting, a brief description of the business desired
to be brought before the meeting, the text of the
proposal or business (including the text of any
resolutions proposed for consideration), the reasons
for conducting such business at the meeting and any
material interest in such business of such
Stockholder and the beneficial owner, if any, on
whose behalf the proposal is made; and
                  (ii)	as to the Stockholder
giving the notice and the beneficial owner, if any,
on whose behalf the proposal is made:
      (1)	the name and
address of such Stockholder,
as they appear on the
Corporation's books, and of
such beneficial owner,
      (2)	the class and
number of shares of the
capital stock of the
Corporation which are owned
beneficially and of record by
such Stockholder and such
beneficial owner and any
Person  who has a
Disclosable Relationship
with such Stockholder or
beneficial owner
("Stockholder Associate"),
      (3)	the name of
each nominee holder of
shares of the capital stock of
the Corporation owned
beneficially but not of record
by such Stockholder and such
beneficial owner and their
respective Stockholder
Associates, and the number
of such shares held by each
such nominee holder,
      (4)	a description
of any agreement,
arrangement or understanding
(whether written or oral) with
respect to the proposal
between or among such
Stockholder and such
beneficial owner, any of their
respective Stockholder
Associates, and any other
Person or Persons (including
their names) in connection
with the proposal of such
business and any material
interest of such Person or any
Stockholder Associate of
such Person, in such
business, including any
anticipated benefit therefrom
to such Person, or any
Stockholder Associate of
such Person,
      (5)	a description
of any agreement,
arrangement or
understanding, whether
written or oral (including any
derivative or short positions,
profit interests, options,
warrants, stock appreciation
or similar rights, hedging
transactions, and borrowed or
loaned shares), that has been
entered into as of the date of
the Stockholder's notice by,
or on behalf of, such
Stockholder and such
beneficial owners or their
respective Stockholder
Associates, the effect or
intent of which is to mitigate
loss to, manage the risk of or
benefit from Corporation
share price changes, or
increase or decrease the
voting power of, such
Stockholder or such
beneficial owner or their
respective Stockholder
Associates, with respect to
shares of the Corporation,
      (6)	a description
of all commercial and
professional relationships and
transactions between or
among such Stockholder and
such beneficial owners or
their respective Stockholder
Associates, and any other
Person or Persons known to
such Stockholder and such
beneficial owners or their
respective Stockholder
Associates to have a material
interest in the matter that is
the subject of such notice,
      (7)	the investment
strategy or objective, if any,
of such Stockholder and such
beneficial owners and their
respective Stockholder
Associates that are not
individuals, and a copy of the
most recent prospectus,
offering memorandum or
similar document, if any,
provided to investors or
potential investors in such
Stockholder, beneficial
owner and each such
Stockholder Associate,
      (8)	a
representation that the
Stockholder is a holder of
record of shares of the capital
stock of the Corporation
entitled to vote at such
meeting and intends to appear
in person or by proxy at the
meeting to propose such
business,
      (9)	a
representation whether the
Stockholder or the beneficial
owner, if any, intends or is
part of a group which intends
(a) to deliver a proxy
statement and/or form of
proxy to holders of at least
the percentage of the
Corporation's outstanding
shares required to approve or
adopt the proposal and/or (b)
otherwise to solicit proxies
from Stockholders in support
of such proposal, and
      (10)	any other
information relating to such
Stockholder and such
beneficial owner that would
be required to be disclosed in
a proxy statement or other
filing required to be made in
connection with the
solicitation of proxies by
such Stockholder or
beneficial owner with respect
to the proposed business to
be brought by such
Stockholder or beneficial
owner before the meeting
pursuant to Section 14 of the
Securities Exchange Act of
1934 and the rules and
regulations promulgated
thereunder, whether or not
the Stockholder submitting
the notice intends to deliver a
proxy statement or solicit
proxies.
                  (iii)	A Stockholder
providing notice of any business proposed to be
brought before a meeting of Stockholders shall
further update and supplement such notice, if
necessary, so that the information provided or
required to be provided in such notice pursuant to
Article I, Section 5(c) shall be true and correct as of
the record date for determining the Stockholders
entitled to receive notice of the meeting of
Stockholders and such update and supplement shall
be received by the Secretary at the principal
executive offices of the Corporation not later than
five (5) business days after the record date for
determining the Stockholders entitled to receive
notice of the meeting of Stockholders.
                  (iv)	The foregoing notice
requirements of this Section 5 shall be deemed
satisfied by a Stockholder if the Stockholder has
notified the Corporation of his, her or its intention
to present a proposal at a meeting in compliance
with Rule 14a-8 promulgated under the Securities
Exchange Act of 1934 (or any successor provision
of law) and such Stockholder's proposal has been
included in a proxy statement that has been
prepared by the Corporation to solicit proxies for
such meeting.
            (d)	Notwithstanding anything in
these Bylaws to the contrary, no business shall be
conducted at any annual meeting except in
accordance with the procedures set forth in this
Section 5. The chairman of the annual meeting
shall, if the facts warrant, determine and declare to
the meeting that (i) the business proposed to be
brought before the meeting is not a proper subject
thereof and/or (ii) such business was not properly
brought before the meeting in accordance with the
provisions of this Section 5, and, if he should so
determine, he shall so declare to the meeting that
any such business shall not be considered or
transacted.
            (e)	For purposes of Article I,
Section 5 and Article II, Section 2 of these Bylaws,
"public announcement" shall mean disclosure in a
press release reported by the Dow Jones News
Service, Bloomberg or comparable news service or
in a document publicly filed by the Corporation
with the Securities and Exchange Commission
pursuant to the Securities Exchange Act of 1934 or
the Investment Company Act of 1940, as amended.
            (f)	Notwithstanding the
foregoing provisions of this Section 5, unless
otherwise required by law, if the Stockholder (or a
qualified representative of the Stockholder) does not
appear at the annual meeting of Stockholders of the
Corporation to present proposed business, such
proposed business shall not be transacted,
notwithstanding that proxies in respect of such vote
may have been received by the Corporation.  For
purposes of this Section 5(f), to be considered a
qualified representative of the Stockholder, a Person
must be a duly authorized officer, manager or
partner of such Stockholder or must be authorized
by a writing executed by such Stockholder
delivered by such Stockholder to act for such
Stockholder as proxy at the meeting of Stockholders
and such Person must produce such writing at the
meeting of Stockholders.
            (g)	Notwithstanding the
foregoing provisions of this Section 5, a
Stockholder shall also comply with all applicable
requirements of the Securities Exchange Act of
1934 and the rules and regulations thereunder with
respect to the matters set forth in this Section 5;
provided however, that any references in these
Bylaws to the Securities Exchange Act of 1934 or
the rules promulgated thereunder are not intended to
and shall not limit any requirements applicable to
proposals as to any business to be considered
pursuant to this Section 5, and compliance with
Section 5 shall be the exclusive means for a
Stockholder to submit business (other than matters
brought properly under and in compliance with
Rule 14a-8 under the Securities Exchange Act of
1934 (or any successor provision of law)).
            SECTION 6.	Record Dates. The
Board of Directors may fix, in advance, a date not
exceeding ninety days preceding the date of any
meeting of Stockholders, any dividend payment
date or any date for the allotment of rights, as a
record date for the determination of the
Stockholders entitled to notice of and to vote at
such meeting or entitled to receive such dividends
or rights, as the case may be; and only Stockholders
of record on such date shall be entitled to notice of
and to vote at such meeting or to receive such
dividends or rights, as the case may be. In the case
of a meeting of Stockholders, such date shall not be
less than ten days prior to the date fixed for such
meeting.
            SECTION 7.	Quorum,
Adjournment of Meetings. The presence in person
or by proxy of the holders of record of one-third of
the shares of common stock of the Corporation
issued and outstanding and entitled to vote thereat
shall constitute a quorum at all meetings of the
Stockholders except as otherwise provided by
statute, by the Articles of Incorporation or by these
Bylaws. If, however, such quorum shall not be
present or represented at any meeting of the
Stockholders, the holders of a majority of the stock
present in person or by proxy or the Chairman of
the meeting shall have power to adjourn the meeting
from time to time, without notice other than
announcement at the meeting, to a date not more
than 120 days after the original record date, until the
requisite amount of stock entitled to vote at such
meeting shall be present. A meeting of Stockholders
convened on the date for which it was called at
which a quorum is present may also be adjourned
from time to time for any other purpose without
further notice other than by announcement at the
meeting by the Chairman of the meeting or upon
vote of the Stockholders, but not to a date more than
120 days after the original date. At such adjourned
meeting any business may be transacted which
might have been transacted at the meeting as
originally notified.
            SECTION 8.	Voting and
Inspectors. At all meetings, Stockholders of record
entitled to vote thereat shall have one vote for each
share of common stock standing in his name on the
books of the Corporation (and such Stockholders of
record holding fractional shares, if any, shall have
proportionate voting rights) on the date for the
determination of Stockholders entitled to vote at
such meeting, either in person or by proxy.
            All questions shall be decided by a
majority of the votes cast at a duly constituted
meeting (except for all elections which shall be by a
plurality of votes cast), unless the question is one
upon which, by express provisions of applicable
statutes, of the Articles of Incorporation or of these
Bylaws, a different vote is required, in which case
such express provisions shall govern and control the
decision of such question.
            At any election of Directors, the
Chairman of the meeting may, and upon the request
of the holders often percent (10%) of the stock
entitled to vote at such election shall, appoint one or
more inspectors of election who shall first subscribe
an oath or affirmation to execute faithfully the
duties of inspectors at such election with strict
impartiality and according to the best of their
ability, and shall after the election make a certificate
of the result of the vote taken. No candidate for the
office of Director shall be appointed such Inspector.
            SECTION 9.	Proxies. Any
Stockholder entitled to vote at any meeting of
Stockholders may vote either in person or by
written proxy signed by the Stockholder or his
authorized agent. A Stockholder entitled to vote at
any meeting of Stockholders may also authorize
another person or persons to act as a proxy for him
via telephone, the internet or any other means
authorized by Maryland law. Unless a proxy
provides otherwise, it is not valid more than eleven
months after its date. A copy, facsimile
transmission or other reproduction of a writing or
transmission may be substituted for the original
writing or transmission for any purpose for which
the original writing or transmission could be used.
Every proxy shall be dated, but need not be sealed,
witnessed or acknowledged. Every proxy shall be
revocable at the pleasure of the person executing it
or of his personal representatives or assigns. All
proxies shall be delivered to the Secretary of the
Corporation, or to the person acting as Secretary of
the Meeting being voted. A proxy with respect to
stock held in the name of two or more persons shall
be valid if executed by one of them unless, at or
prior to exercise of such proxy, the Corporation
receives a specific written notice to the contrary
from any one of them. A proxy purporting to be
executed by or on behalf of a stockholder shall be
valid unless challenged at or prior to its exercise.
            SECTION 10.	Conduct of
Stockholders' Meetings. The meetings of the
Stockholders shall be presided over by the
Chairman of the Board, or if he is not present, by
the President, or if he is not present, by a Vice-
President, or if none of them is present, by a
Chairman to be elected at the meeting. The
Secretary of the Corporation, if present, shall act as
a Secretary of such meetings, or if he is not present,
an Assistant Secretary shall so act; if neither the
Secretary nor the Assistant Secretary is present,
then the meeting shall elect its Secretary.
            The Board of Directors of the
Corporation shall be entitled to make such rules or
regulations for the conduct of meetings of
Stockholders as it shall deem necessary, appropriate
or convenient. Subject to such rules and regulations
of the Board of Directors, if any, the chairman of
the meeting shall have the right and authority to
prescribe such rules, regulations and procedures and
to do all such acts as, in the judgment of such
chairman, are necessary, appropriate or convenient
for the proper conduct of the meeting, including,
without limitation, adjourning the meeting from
time to time in accordance with Article I, Section 7,
establishing an order of business for the meeting,
rules and procedures for maintaining order at the
meeting and the safety of those present, limitations
on participation in such meeting to Stockholders of
record of the Corporation and their duly authorized
and constituted proxies, and such other persons as
the chairman shall permit, limitations on the time
allotted to questions or comments by participants
and regulation of the opening and closing of the
polls for balloting and matters which are to be voted
on by ballot.
            SECTION 11.	Concerning Validity
of Proxies, Ballots, etc. At every meeting of the
Stockholders, all proxies shall be received and taken
in charge of and all ballots shall be received and
canvassed by the Secretary of the meeting, who
shall decide all questions touching the qualification
of voters, the validity of the proxies and the
acceptance or rejection of votes, unless inspectors
of election shall have been appointed by the
Chairman of the meeting, in which event such
inspectors of election shall decide all such
questions.
            SECTION 12.	Action without
Meeting. Any action to be taken by Stockholders
may be taken without a meeting if (1) all
Stockholders entitled to vote on the matter consent
to the action in writing, (2) all Stockholders entitled
to notice of the meeting but not entitled to vote at it
sign a written waiver of any right to dissent and (3)
said consents and waivers are filed with the records
of the meetings of Stockholders. Such consent shall
be treated for all purposes as a vote at the meeting.
            SECTION 13.	Exclusive Forum
for Certain Litigation.  To the fullest extent
permitted by law either (1) the Supreme Court for
the State of New York, New York County, or, if
that Court does not have jurisdiction because the
action asserts a federal claim, the United States
District Court for the Southern District of New
York, or (2) the Circuit Court of the State of
Maryland or, if such court does not have subject
matter jurisdiction thereof, any other court in the
State of Maryland with subject matter jurisdiction
shall be the sole and exclusive forum for (a) any
derivative action or proceeding brought in the right
or on behalf of the Corporation, (b) any action
asserting a claim of breach of (i) any duty owed by
any Director, officer, other employee or agent of the
Corporation to the Corporation or to the
Stockholders of the Corporation or (ii) a standard of
conduct applicable to directors, (c) any action
asserting a claim against the Corporation or any
Director, officer, other employee or agent of the
Corporation arising pursuant to any provision of the
Maryland General Corporation Law, the charter of
the Corporation or these Bylaws, or (d) any action
asserting a claim against the Corporation or any
director, officer, other employee or agent of the
Corporation that is governed by the internal affairs
doctrine. Any person or entity purchasing or
otherwise acquiring any interest in shares of stock
of the Corporation shall be deemed to have notice
of and consented to the provisions of this Article I,
Section 13.
ARTICLE II
Board of Directors
            SECTION 1.	Number and Tenure
of Office. The business and affairs of the
Corporation shall be conducted and managed by a
Board of Directors consisting of not less than three
nor more than nine Directors; as may be determined
from time to time by vote of a majority of the entire
Board of Directors. Directors need not be
stockholders. The Board of Directors shall be
divided into three classes, with one class to be
elected at each annual meeting as provided in the
Charter.
            SECTION 2.	Director
Nominations. (a) Only persons who are nominated
in accordance with the procedures set forth in this
Section 2 shall be eligible for election or re-election
as Directors. Nominations of persons for election or
re-election to the Board of Directors of the
Corporation may be made at an annual meeting of
Stockholders or at a special meeting of
Stockholders as to which the call for the meeting
and the Corporation's notice of meeting provide for
the election of Directors, by or at the direction of
the Board of Directors or by any Stockholder of the
Corporation who is entitled to vote for the election
of such nominee at the meeting, who complies with
the notice procedures set forth in this Section 2 and
who is a Stockholder of record at the time such
notice is delivered to the Secretary of the
Corporation, on the record date for the
determination of Stockholders entitled to notice of
and to vote at such meeting and at the time of such
meeting (and any postponement and adjournment
thereof).
            (b)	Such nominations, other than
those made by or at the direction of the Board of
Directors, shall be made pursuant to timely notice
delivered in writing to the Secretary of the
Corporation. To be timely, (i) any notice of
nomination(s) by a Stockholder given in connection
with an annual meeting must be delivered to or
mailed and received at the principal executive
offices of the Corporation not later than 120 days,
nor earlier than 150 days, before the first
anniversary of the date on which the Corporation
first mailed its notice and proxy materials for the
annual meeting held in the prior year; provided,
however, that in the event that the date of the annual
meeting is advanced or delayed by more than 30
days from the first anniversary of the preceding
year's annual meeting, notice by such Stockholder
to be timely must be so received not earlier than 150
days prior to such annual meeting and not later than
the close of business on the 10th day following the
day on which notice or public announcement of the
date of such meeting was given or made, and (ii)
any notice of nomination(s) given in connection
with a special meeting as to which the call for the
meeting and the Corporation's notice of meeting
provide for the election of Directors must be
delivered to or mailed and received at the principal
executive offices of the Corporation not earlier than
150 days prior to such special meeting and not later
than 120 days prior to the date of the meeting;
provided, however, that if less than 130 days' notice
or prior public disclosure of the date of such special
meeting is given or made to Stockholders, any such
notice by a Stockholder to be timely must be so
received not later than the close of business on the
10th day following the day on which notice of the
date of such special meeting was given or such
public disclosure was made. In no event shall the
public announcement of an adjournment of a
meeting commence a new time period for the giving
of a Stockholder's notice of nomination(s) as
described above.
            (c)	Any such notice by a
Stockholder shall set forth:
                  (i)	as to the Stockholder
giving the notice and the beneficial owner, if any,
on whose behalf the nomination is made:
      (1)	the name and
address of such Stockholder,
as they appear on the
Corporation's books, and of
such beneficial owner,
      (2)	the class and
number of shares of the
capital stock of the
Corporation which are owned
beneficially and of record by
such Stockholder and such
beneficial owner and their
respective Stockholder
Associates,
      (3)	the name of
each nominee holder of
shares of the capital stock of
the Corporation owned
beneficially but not of record
by such Stockholder and such
beneficial owner and their
respective Stockholder
Associates, and the number
of such shares held by each
such nominee holder,
      (4)	a description
of any agreement,
arrangement or understanding
(whether written or oral) with
respect to the nomination
between or among such
Stockholder and such
beneficial owner, any of their
respective Stockholder
Associates, and any other
Person or Persons (including
their names) in connection
with the nomination and any
material interest of such
Person or any Stockholder
Associate of such Person, in
such nomination, including
any anticipated benefit
therefrom to such Person, or
any Stockholder Associate of
such Person,
      (5)	a description
of any agreement,
arrangement or
understanding, whether
written or oral (including any
derivative or short positions,
profit interests, options,
warrants, stock appreciation
or similar rights, hedging
transactions, and borrowed or
loaned shares), that has been
entered into as of the date of
the Stockholder's notice by,
or on behalf of, such
Stockholder and such
beneficial owners or their
respective Stockholder
Associates, the effect or
intent of which is to mitigate
loss to, manage risk or
benefit of share price changes
for, or increase or decrease
the voting power of, such
Stockholder or such
beneficial owner or their
respective Stockholder
Associates, with respect to
shares of the Corporation,
      (6)	a description
of all commercial and
professional relationships and
transactions between or
among such Stockholder and
such beneficial owners or
their respective Stockholder
Associates, and any other
Person or Persons known to
such Stockholder and such
beneficial owners or their
respective Stockholder
Associates to have a material
interest in the nomination that
is the subject of such notice,
      (7)	the investment
strategy or objective, if any,
of such Stockholder and such
beneficial owners and their
respective Stockholder
Associates that are not
individuals, and a copy of the
most recent prospectus,
offering memorandum or
similar document, if any,
provided to investors or
potential investors in such
Stockholder, beneficial
owner and each such
Stockholder Associate,
      (8)	a
representation that the
Stockholder is a holder of
record of shares of the capital
stock of the Corporation
entitled to vote at such
meeting and intends to appear
in person or by proxy at the
meeting to propose such
nomination,
      (9)	a
representation whether the
Stockholder or the beneficial
owner, if any, intends or is
part of a group which intends
(a) to deliver a proxy
statement and/or form of
proxy to holders of at least
the percentage of the
Corporation's outstanding
shares required to elect the
nominee and/or (b) otherwise
to solicit proxies from
Stockholders in support of
such nomination, and
      (10)	any other
information relating to such
Stockholder and such
beneficial owner that would
be required to be disclosed in
a proxy statement or other
filing required to be made in
connection with the
solicitation of proxies by
such Person with respect to
the proposed business to be
brought by such Person
before the meeting pursuant
to Section 14 of the
Securities Exchange Act of
1934 and the rules and
regulations promulgated
thereunder, whether or not
the Stockholder submitting
the notice intends to deliver a
proxy statement or solicit
proxies.
                  (ii)	As to each individual
whom the Stockholder proposes to nominate for
election as a Director (a "Proposed Nominee") and
each Person who has a Disclosable Relationship
with such Proposed Nominee ("Proposed Nominee
Associate"):
      (1)	the name, age,
business address and
residence address of such
Proposed Nominee and each
Proposed Nominee Associate
of such Proposed Nominee,
      (2)	the principal
occupation or employment of
such Proposed Nominee,
      (3)	the class and
number of shares of the
capital stock of the
Corporation which are owned
beneficially and of record by
such Proposed Nominee and
each Proposed Nominee
Associate of such Proposed
Nominee,
      (4)	the name of
each nominee holder of
shares of the capital stock of
the Corporation owned
beneficially but not of record
by such Proposed Nominee
and each Proposed Nominee
Associate of such Proposed
Nominee, and the number of
such shares held by each such
nominee holder,
      (5)	a description
of any agreement,
arrangement or
understanding, whether
written or oral (including any
derivative or short positions,
profit interests, options,
warrants, stock appreciation
or similar rights, hedging
transactions, and borrowed or
loaned shares), that has been
entered into as of the date of
the Stockholder's notice by,
or on behalf of, such
Proposed Nominee and each
Proposed Nominee Associate
of such Proposed Nominee,
the effect or intent of which
is to mitigate loss to, manage
the risk of or benefit from
Corporation share price
changes, or increase or
decrease the voting power of,
such Proposed Nominee and
each Proposed Nominee
Associate of such Proposed
Nominee, with respect to
shares of the Corporation,
      (6)	a description
of all agreements,
arrangements, or
understandings (whether
written or oral) between such
Proposed Nominee and any
Proposed Nominee Associate
of such Proposed Nominee
related to, and any material
interest of such Proposed
Nominee Associate in, such
nomination, including any
anticipated benefit therefrom
to such Proposed Nominee
Associate,
      (7)	a description
of all commercial and
professional relationships and
transactions between or
among such Proposed
Nominee or any Proposed
Nominee Associate, and any
other Person or Persons
known to such Proposed
Nominee or Proposed
Nominee Associate to have a
material interest in such
nomination,
      (8)	a
representation as to whether
such Proposed Nominee is an
"interested person," as
defined under Section
2(a)(19) of the Investment
Company Act of 1940, as
amended,
      (9)	a
representation that the
Proposed Nominee satisfies
the Corporation's
qualifications as set out in
Article II, Section 3 of these
Bylaws,
      (10)	any other
information relating to such
Proposed Nominee that
would be required to be
disclosed in a proxy
statement or other filings
required to be made in
connection with solicitations
of proxies for election of
Directors in a solicitation
subject to Rule 14a-12(c) of
the Securities Exchange Act
of 1934, whether or not the
Stockholder submitting the
notice intends to deliver a
proxy statement or solicit
proxies and whether or not an
election contest is involved,
and
      (11)	such Proposed
Nominee's written consent to
being named as a nominee
and to serving as a Director if
elected.
                  (iii)	Any notice of a
Stockholder's intent to nominate a Proposed
Nominee must be accompanied by a certificate
executed by the Proposed Nominee certifying that
such Proposed Nominee (a) is not, and will not
become a party to, any agreement, arrangement or
understanding (whether written or oral) with any
Person other than the Corporation in connection
with service or action as a Director of the
Corporation that has not been disclosed to the
Corporation, (b) will serve as a Director of the
Corporation if elected, and (c) satisfies the Director qualifications as set out in Article II, Section 3 of these Bylaws.
                  (iv)	The Corporation may
require any Proposed Nominee to complete a
Director questionnaire in such form as the Board of
Directors deems appropriate, undergo a background
check or furnish such other information as it may
reasonably require to determine the eligibility of
such Proposed Nominee to serve as a Director of
the Corporation.
                  (v)	A Stockholder
providing notice of any nomination proposed to be
brought before a meeting of Stockholders shall
further update and supplement such notice, if
necessary, so that the information provided or
required to be provided in such notice pursuant to
Article II, Section 2 shall be true and correct as of
the record date for determining the Stockholders
entitled to receive notice of the meeting of
Stockholders and such update and supplement shall
be received by the Secretary at the principal
executive offices of the Corporation not later than
five (5) business days after the record date for
determining the Stockholders entitled to receive
notice of the meeting of Stockholders.
            (d)	If a notice by a Stockholder is
required to be given pursuant to this Section 2, no
person shall be entitled to receive reimbursement
from the Corporation of the expenses of a
solicitation of proxies for the election as a Director
of a person named in such notice unless such notice
states that such reimbursement will be sought from
the Corporation and the Board of Directors
approves such reimbursement. The chairman of the
meeting shall, if the facts warrant, determine and
declare to the meeting that a nomination was not
made in accordance with the procedures prescribed
by the Bylaws, and, if he should so determine, he
shall so declare to the meeting and the defective
nomination shall be disregarded for all purposes.
            (e)	Notwithstanding the
foregoing provisions of this Section 2, unless
otherwise required by law, if the Stockholder (or a
qualified representative of the Stockholder) does not
appear at the annual or special meeting of
Stockholders of the Corporation to present a
nomination, such nomination shall be disregarded,
notwithstanding that proxies in respect of such vote
may have been received by the Corporation.  For
purposes of this Section 2(e), to be considered a
qualified representative of the Stockholder, a Person
must be a duly authorized officer, manager or
partner of such Stockholder or must be authorized
by a writing executed by such Stockholder
delivered by such Stockholder to act for such
Stockholder as proxy at the meeting of Stockholders
and such Person must produce such writing at the
meeting of Stockholders.
            (f)	Notwithstanding the
foregoing provisions of this Section 2, a
Stockholder shall also comply with all applicable
requirements of the Securities Exchange Act of
1934 and the rules and regulations thereunder with
respect to the matters set forth in this Section 2;
provided however, that any references in these
Bylaws to the Securities Exchange Act of 1934 or
the rules promulgated thereunder are not intended to
and shall not limit any requirements applicable to
nominations to be considered pursuant to this
Section 2, and compliance with Section 2 shall be
the exclusive means for a Stockholder to make
nominations.
            SECTION 3.	Qualifications. Only
individuals satisfying the following qualification
requirements applicable to all Directors may be
nominated, elected, appointed, qualified or seated
("nominated or seated") to serve as a Director
unless a majority of the Directors then in office
shall have determined by resolution that failure to
satisfy a particular qualification requirement will
not present undue conflicts or impede the ability of
the individual to discharge the duties of a Director
or the free flow of information among Directors or
between the Corporation's investment adviser,
investment sub-adviser (if any) and the Board of
Directors: (i) an individual nominated or seated as a
Director shall be at least thirty-five (35) years of
age and not older than is permitted under the
retirement policy of the Fund or if no such policy is
in effect, seventy (70) years of age, and not under
legal disability; (ii) an individual nominated or
seated as a Director shall, at the time the individual
is nominated or seated, serve as a director of no
more than 5 companies having securities registered
under the Securities Exchange Act of 1934 or
treated as public reporting companies under any
comparable regulatory regime (investment
companies having the same investment adviser or
investment advisers in a control relationship with
each other shall all be counted as a single company
for this purpose); (iii) an individual nominated or
seated as a Director shall not be an employee,
officer, partner, member or director of (A) any
investment adviser or Person in a control
relationship with such investment adviser (other
than the Corporation's investment adviser,
investment sub-adviser (if any) or any investment
adviser in a control relationship with the
Corporation's investment adviser or investment
sub-adviser) or (B) an entity controlling or
controlled by any investment adviser (other than the
Corporation's investment adviser or investment
sub-adviser (if any) or any investment adviser in a
control relationship with the Corporation's
investment adviser or investment sub-adviser (if
any) or any Person in a control relationship with
any of the foregoing); (iv) an individual nominated
or seated as a Director shall not have been charged
(unless such charges were dismissed or the
individual was otherwise exonerated) with a
criminal offense involving moral turpitude,
dishonesty or breach of trust, or have been
convicted or have pled guilty or nolo contendere
with respect to a felony under the laws of the United
States or any state thereof; (v) an individual
nominated or seated as a Director shall not be and
shall not have been subject to any censure, order,
consent decree (including consent decrees in which
the respondent has neither admitted nor denied the
findings) or adverse final action of any federal, state
or foreign governmental or regulatory authority
(including self-regulatory organizations), barring or
suspending such individual from participation in or
association with any investment-related business or
restricting such individual's activities with respect
to any investment-related business (collectively,
"Prohibited Conduct"),  nor shall an individual
nominated or seated as a Director be the subject of
any investigation or proceeding that could
reasonably be expected to result in an individual
nominated or seated as a Director failing to satisfy
the requirements of this clause (v), nor shall any
individual nominated or seated as a Director be or
have engaged in any conduct which has resulted in,
or could have reasonably been expected or would
reasonably be expected to result in, the Securities
and Exchange Commission censuring, placing
limitations on the activities, functions, or operations
of, suspending, or revoking the registration of any
investment adviser under Section 203(e) or (f) of
the Investment Advisers Act of 1940; (vi) an
individual nominated or seated as a Director shall
not be and shall not have been the subject of any of
the ineligibility provisions contained in Section 9(a)
of the Investment Company Act of 1940 that would
result in, or could have reasonably been expected or
would reasonably be expected to result in such
individual or a company of which such individual is
an affiliated person (as defined in Section 2(a)(3) of
the Investment Company Act of 1940) being
ineligible, in the absence of an exemptive order
under Section 9(c) of the Investment Company Act
of 1940, to serve or act in the capacity of employee,
officer, director, member of an advisory board,
investment adviser, or depositor of any registered
investment company, or principal underwriter for
any registered investment company, registered unit
investment trust, or registered face-amount
certificate company; (vii) an individual nominated
or seated as a Director shall not be and shall not
have been the subject of any of the ineligibility
provisions contained in Section 9(b) of the
Investment Company Act of 1940 that, in the
absence of an exemptive order under Section 9(c) of
the Investment Company Act of 1940, would
permit, or could reasonably have been expected or
would reasonably be expected to permit the
Securities and Exchange Commission by order to
prohibit, conditionally or unconditionally, either
permanently or for a period of time, such individual
from serving or acting as an employee, officer,
director, member of an advisory board, investment
adviser or depositor of, or principal underwriter for,
a registered investment company or affiliated
person (as defined in Section 2(a)(3) of the
Investment Company Act of 1940) of such
investment adviser, depositor, or principal
underwriter; (viii) an individual nominated or seated
as an "Independent Director" shall not be an
"interested person," as defined under Section
2(a)(19) of the Investment Company Act of 1940,
of the Corporation; (ix) an individual nominated or
seated as a Director shall not, and any immediate
family member of such nominee shall not, be
employed or have been employed within the last
two full calendar years and the current year by any
pooled investment vehicle primarily engaged in the
business of investing in "investment securities" (as
defined in the Investment Company Act of 1940)
(an "investment fund") or any company or
companies controlling, controlled by or under
common control with such investment fund
(including, without limitation, the sponsor,
manager, advisor or subadvisor to the investment
fund) which in the aggregate beneficially own (A)
more than three percent (3%) of the outstanding
voting shares of the Corporation, (B) securities
issued by the Corporation having an aggregate
value in excess of five percent (5%) of the total
assets of such investment fund and any company or
companies controlled by such investment fund, (C)
securities issued by the Corporation and by all other
investment funds having an aggregate value in
excess of ten percent (10%) of the total assets of the
investment fund making such investment and any
company or companies controlled by the investment
fund making such investment, or (D) together with
other investment funds having the same investment
adviser and companies controlled by such
investment funds, more than ten percent (10%) of
the total outstanding shares of the Corporation (an
investment fund making such investment(s) and any
company or companies controlled by it in the
aggregate owning securities in excess of the
amounts set forth in (A), (B), (C) or (D), but
excluding any investment fund managed by the
Corporation's investment adviser, investment sub-
adviser (if any) or an investment adviser in a control relationship with the Corporation's investment adviser or investment sub-adviser, being referred to
as a "12(d) Holder"), or by any Person who
controls, is controlled by, under common control
with or acts in concert with a 12(d) Holder; (x) an
individual nominated or seated as a Director shall
not, and any immediate family member of such
nominee shall not, have accepted directly or
indirectly, during the calendar year of the election
for which such individual is nominated or seated, or
during the immediately preceding calendar year,
any consulting, advisory, or other compensatory fee
from any 12(d) Holder or from any Person who
controls, is controlled by, is under common control
with or acts in concert with any 12(d) Holder; (xi)
an individual nominated or seated as a Director
shall not, and any immediate family member of
such nominee shall not, be an officer, director,
partner or managing member (or Person performing
similar functions) of any 12(d) Holder or of any
Person who controls, is controlled by, is under
common control with or is acting in concert with a
12(d) Holder; and (xii) an individual nominated or
seated as a Director shall not, and any immediate
family member of such nominee shall not, control
or act in concert with any 12(d) Holder or any
Person who controls, is controlled by, is under
common control with or is acting in concert with a
12(d) Holder.
            SECTION 4.	Vacancies. In case
of any vacancy in the Board of Directors through
death, resignation, removal or other cause, a
majority of the remaining Directors, although a
majority is less than a quorum, by an affirmative
vote, has the exclusive power to elect a successor to
hold office for the remainder of the unexpired term
of the relevant class of Directors in which the
vacancy occurred and until his successor is chosen
and qualifies.
            SECTION 5.	Increase or
Decrease in Number of Directors. The Board of
Directors, by the vote of a majority of the entire
Board, has the exclusive power to increase the
number of Directors and has the exclusive power to
elect Directors to fill the vacancies created by any
such increase in the number of Directors for the
entire remaining term of the relevant class of
Directors and until their successors are duly chosen
and qualified. The Board of Directors, by the vote
of a majority of the entire Board, likewise has the
exclusive power to decrease the number of
Directors to a number not less than three.
            SECTION 6.	Resignation. A
Director may resign at any time by giving written
notice of his resignation to the Board of Directors or
the Chairman of the Board or the Secretary of the
Company. Any resignation shall take effect
immediately upon its receipt or at such later time
specified therein. Acceptance of a resignation shall
not be necessary to make it effective unless the
resignation states otherwise. No director candidate
shall be qualified for nomination or election at any
meeting that is scheduled to occur after a Director
has reached the age of 74 and each Director shall
cease to be qualified and shall automatically be
deemed to retire from the Board at the next annual
meeting following the date a Director reaches the
age of 75 years, even if his or her term of office has
not otherwise expired.
            SECTION 7.	Place of Meeting.
The Directors may hold their meetings, have one or
more offices, and keep the books of the
Corporation, outside the State of Maryland, at any
office or offices of the Corporation or at any other
place as they may from time to time by resolution
determine, or in the case of meetings, as they may
from time to time by resolution determine or as
shall be specified or fixed in the respective notices
or waivers of notice thereof.
            SECTION 8.	Regular Meetings.
Regular meetings of the Board of Directors shall be
held at such time and on such notice as the
Directors may from time to time determine.
            The annual meeting of the Board of
Directors shall be held as soon as practicable after
the annual meeting of the Stockholders for the
election of Directors.
            SECTION 9.	Special Meetings;
Waiver of Notice. Special meetings of the Board of
Directors may be held from time to time upon call
of the Chairman of the Board, and must be held
upon call of the Secretary on the written request of a
majority of the Directors, by oral or electronic or
written notice duly served on or sent or mailed to
each Director not less than one day before such
meeting. No notice need be given to any Director
who attends in person or to any Director who, in
writing executed and filed with the records of the
meeting either before or after the holding thereof,
waives such notice. Such notice or waiver of notice
need not state the purpose or purposes of such
meeting.
            SECTION 10.	Quorum. A majority
of the Directors then in office shall constitute a
quorum for the transaction of business, provided
that a quorum shall in no case be less than two
Directors. If at any meeting of the Board there shall
be less than a quorum present, a majority of those
present may adjourn the meeting from time to time
until a quorum shall have been obtained. The act of
the majority of the Directors present at any meeting
at which there is a quorum shall be the act of the
Directors, except as may be otherwise specifically
provided by statute or by the Articles of
Incorporation or by these By-Laws.
            SECTION 11.	Executive
Committee. The Board of Directors may, by the
affirmative vote of a majority of the whole Board,
appoint from the Directors an Executive Committee
to consist of one or more Directors as the Board
may from time to time determine. The Chairman of
the Committee shall be elected by the Board of
Directors. The Board of Directors by such
affirmative vote shall have power at any time to
change the members of such Committee and may
fill vacancies in the Committee by election from the
Directors. When the Board of Directors is not in
session, to the extent permitted by law the
Executive Committee shall have and may exercise
any or all of the powers of the Board of Directors in
the management of the business and affairs of the
Corporation. The Executive Committee may fix its
own rules of procedure, and may meet when and as
provided by such rules or by resolution of the Board
of Directors, but the presence of a majority shall be
necessary to constitute a quorum if the Executive
Committee has more than two members. During the
absence of a member of the Executive Committee,
the remaining members, whether or not they
constitute a quorum, may appoint a member of the
Board of Directors to act in his place.
            SECTION 12.	Audit Committee.
There shall be an Audit Committee of two or more
Directors who are not "interested persons" of the
Corporation (as defined in the Investment Company
Act of 1940, as amended) appointed by the Board
who may meet at stated times or on notice to all by
any of their own number. The Committee's duties
shall include reviewing both the audit and other
work of the Corporation's independent accountants,
recommending to the Board of Directors the
independent accountants to be retained, and
reviewing generally the maintenance and
safekeeping of the Corporation's records and
documents.
            SECTION 13.	Other Committees.
The Board of Directors, by the affirmative vote of a
majority of the whole Board, may appoint from the
Directors other committees which shall in each case
consist of one or more Directors and shall have and
may exercise such powers as the Board may
determine in the resolution appointing them. A
majority of all the members of any such committee
which has more than two members may determine
its action and fix the time and place of its meetings,
unless the Board of Directors shall otherwise
provide. The Board of Directors shall have power at
any time to change the members and powers of any
such committee, to fill vacancies and to discharge
any such committee.
            SECTION 14.	Telephone
Meetings. Members of the Board of Directors or a
committee of the Board of Directors may participate
in a meeting by means of a conference telephone or
similar communications equipment if all persons
participating in the meeting can hear each other at
the same time. Participation in a meeting by these
means constitutes presence in person at the meeting,
except that for purposes of actions required to be
made "in person" by the Investment Company Act
of 1940, participation by such means shall not
constitute "in person" participation.
            SECTION 15.	Action Without a
Meeting. Any action required or permitted to be
taken at any meeting of the Board of Directors or
any committee thereof may be taken without a
meeting, if a consent to such action is given in
writing or by electronic transmission by all
members of the Board or of such committee, as the
case may be, and such consent is filed with the
minutes of the proceedings of the Board or such
committee.
            SECTION 16.	Compensation of
Directors. No Director shall receive any stated
salary or fees from the Corporation for his services
as such if such Director is, otherwise than by reason
of being such Director, an interested person (as such
term is defined by the Investment Company Act of
1940, as amended) of the Corporation or of its
investment manager or principal underwriter.
Except as provided in the preceding sentence,
Directors shall be entitled to receive such
compensation from the Corporation for their
services as may from time to time be voted by the
Board of Directors.
ARTICLE III
Officers
            SECTION 1.	Executive Officers.
The executive officers of the Corporation shall be
chosen by the Board of Directors as soon as may be
practicable after the annual meeting of the
Stockholders. These may include a Chairman of the
Board of Directors (who shall be a Director) and
shall include a President, one or more Vice-
Presidents (the number thereof to be determined by
the Board of Directors), a Secretary and a Treasurer.
The Board of Directors or the Executive Committee
may also in its discretion appoint Assistant
Secretaries, Assistant Treasurers and other officers,
agents and employees, who shall have such
authority and perform such duties as the Board or
the Executive Committee may determine. The
Board of Directors may fill any vacancy which may
occur in any office. Any two offices, except those
of President and Vice-President, may be held by the
same person, but no officer shall execute,
acknowledge or verify any instrument in more than
one capacity, if such instrument is required by law
or these By-Laws to be executed, acknowledged or
verified by two or more officers.
            SECTION 2.	Term of Office. The
term of office of all officers shall be one year and
until their respective successors are chosen and
qualified. Any officer may be removed from office
at any time with or without cause by the vote of a
majority of the whole Board of Directors. Any
officer may resign his office at any time by
delivering a written resignation to the Board of
Directors, the President, the Secretary, or any
Assistant Secretary, unless otherwise specified
therein, such resignation shall take effect upon
delivery.
            SECTION 3.	Powers and Duties.
The officers of the Corporation shall have such
powers and duties as generally pertain to their
respective offices, as well as such powers and duties
as may from time to time be conferred by the Board
of Directors or the Executive Committee.
            SECTION 4.	Surety Bonds. The
Board of Directors may require any officer or agent
of the Corporation to execute a bond (including,
without limitation, any bond required by the
Investment Company Act of 1940, as amended, and
the rules and regulations of the Securities and
Exchange Commission) to the Corporation in such
sum and with such surety or sureties as the Board of
Directors may determine, conditioned upon the
faithful performance of his duties to the
Corporation, including responsibility for negligence
and for the accounting of any of the Corporation's
property, fund or securities that may come into his
hands.
ARTICLE IV
Capital Stock
            SECTION 1.	Issuance of Stock.
Stockholders of the Corporation are not entitled to
certificates representing the shares of stock held by
them. Shares shall be issued and stock ownership
records shall be maintained in book-entry form.
Whenever stock certificates are surrendered to the
Corporation, for transfer, exchange or otherwise,
the shares of stock issuable or outstanding upon
such surrender shall be represented by book-entry
without certificates. When the Corporation issues or
transfers shares of stock without certificates, the
Corporation shall provide to record holders of such
shares a written statement of the information
required by the Maryland General Corporation Law.
Such information may include the name of the
Corporation, the name of the Stockholder, the
number and class of the shares, any restrictions on transferability, and any other information deemed necessary or appropriate by the Corporation. The
provisions of this Section 1 and of Section 5 of this
Article of these By-Laws authorizing issuance of
shares by book-entry without certificates shall apply
to all issuances of stock of the Corporation, except
to the extent that the use of certificates may be
continued as determined by the Board of Directors.
            SECTION 2.	Transfer of Shares.
Shares of the Corporation shall be transferable on
the books of the Corporation by the holder thereof
in person or by his duly authorized attorney or legal representative, upon surrender and cancellation of certificates, if any, for the same number of shares,
duly endorsed or accompanied by proper
instruments of assignment and transfer, with such
proof of the authenticity of the signature as the
Corporation or its agents may reasonably require; in
the case of shares not represented by certificates,
the same or similar requirements may be imposed
by the Board of Directors.
            SECTION 3.	Stock Ledgers. The
stock ledgers of the Corporation, containing the
names and addresses of the Stockholders and the
number of shares held by them respectively, shall
be kept at the principal offices of the Corporation
or, if the Corporation employs a Transfer Agent, at
the offices of the Transfer Agent of the Corporation.
            SECTION 4.	Transfer Agents and
Registrars. The Board of Directors may from time
to time appoint or remove transfer agents and/or
registrars of transfers of shares of stock of the
Corporation, and it may appoint the same person as
both transfer agent and registrar. Upon any such
appointment being made all certificates representing
shares of capital stock thereafter issued shall be
countersigned by one of such transfer agents or by
one of such registrars of transfers (if any), or by
both if such transfer agents or registrars are not the
same person, and shall not be valid unless the
certificates are so countersigned. If the same person
shall be both transfer agent and registrar, only on countersignature by such person shall be required.
            SECTION 5.	Lost, Stolen or
Destroyed Certificates. The Board of Directors or
the Executive Committee may determine the
conditions upon which the Corporation shall
recognize, by book-entry, the ownership of shares
of stock represented by a stock certificate which is
alleged to have been lost, stolen or destroyed; and
may, in its discretion, require the owner of such
certificate or such owner's legal representative to
give bond, with sufficient surety, to the Corporation
and each Transfer Agent, if any, to indemnify it and
each such Transfer Agent against any and all loss or
claims which may arise with respect to the
certificate alleged to have been lost, stolen or
destroyed, and any and all loss or claims with
respect to the Corporation's book-entry recognition
of ownership of the underlying shares.
ARTICLE V
Corporate Seal
            The Board of Directors may provide
for a suitable corporate seal, in such form and
bearing such inscriptions as it may determine.
ARTICLE VI
Fiscal Year and Accountant
            SECTION 1.	Fiscal Year. The
fiscal year of the Corporation, unless otherwise
ordered by the Board of Directors, shall begin on
the first day of January and shall end on the last day
of December in each year.
            SECTION 2.	Accountant. The
Corporation shall employ an independent public
accountant or a firm of independent public
accountants as its Accountants to examine the
accounts of the Corporation and to sign and certify
financial statements filed by the Corporation. The
employment of the Accountant shall be conditioned
upon the right of the Corporation to terminate the
employment forthwith without any penalty by vote
of a majority of the outstanding voting securities at
any Stockholders' meeting called for that purpose.
ARTICLE VII
Indemnification
            The Corporation shall indemnify its
Directors and officers against judgments, fines,
settlements and expenses to the fullest extent
authorized and in the manner permitted, by
applicable federal and state law and the Articles of
Incorporation of the Corporation.
ARTICLE VIII
Custodian
            SECTION 1.	Designation of
Custodian. Subcustodians. The Corporation shall
have as custodian or custodians one or more trust
companies or banks of good standing, each having a
capital, surplus and undivided profits aggregating
not less than fifty million dollars ($50,000,000),
and, to the extent required by the Investment
Company Act of 1940, as amended, the funds and
securities held by the Corporation shall be kept in
the custody of one or more such custodians,
provided such custodian or custodians can be found
ready and willing to act, and further provided that
the Corporation may use as subcustodians, for the
purpose of holding any foreign securities and
related funds of the Corporation, such foreign banks
as the Board of Directors may approve and as shall
be permitted by law.
            SECTION 2.	Termination of
Custodian. The Corporation shall upon the
resignation or inability to serve of its custodian or
upon change of the custodian:
            (a)	in case of such resignation or
inability to serve, use its best efforts to obtain a
successor custodian; require that the cash and
securities owned by the Corporation be delivered
directly to the successor custodian; and
            (b)	in the event that no successor
custodian can be found, submit to the Stockholders before permitting delivery of the cash and securities owned by the Corporation otherwise than to a successor custodian, the question whether or not this Corporation shall be liquidated or shall function without a custodian.
ARTICLE IX
Amendment of By-Laws
            The Board of Directors, by
affirmative vote of a majority thereof, shall have the exclusive power to make, amend, alter and repeal the By-laws of the Corporation, at any regular or special meeting, the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal or new By-law, except as otherwise required by the Investment
Company Act of 1940, as amended.
As of August 22, 2017
  "Person" means an individual, a corporation, a partnership, a limited liability company, an association, a trust or any other entity or organization, including a series or portfolio of any of the foregoing, or a government or political subdivision or an agency or instrumentality thereof.
  "Disclosable Relationship" with respect to another Person means (A) the existence at any time during the current calendar year or at any time within the two most recently completed calendar years of any agreement, arrangement, understanding (whether written or oral) or practice, including sharing of information, decisions or actions, of a Person with such other Person with respect to the Corporation or shares of the Corporation, (B) the beneficial ownership of securities of any Person known by such Person to beneficially own shares of the Corporation and of which such Person knows such other Person also beneficially wns any securities, (C) sharing beneficial ownership of any securities with such other Person, (D) being an immediate family member of such other Person, (E) the existence at any time during the current calendar year or at any time within the two most recently completed calendar years of a material business or professional relationship with such other Person or with any Person of which such other Person is a holder of 5% or more of the outstanding voting securities, officer, director, general partner, managing member or employee or (F) controlling, being controlled by or being under common control with such other Person.